Cash and Marketable Securities - Restricted Marketable Securities (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Summary of Restricted Marketable Securities
Restricted marketable securities, cost	$ 59.6	$ 58.3
Restricted marketable securities, gross unrealized gains	0.2	0.3
Restricted marketable securities, gross unrealized losses	(2.1)	(2.4)
Restricted marketable securities, fair value	$ 57.7	$ 56.2